1-10521

**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

13003785

**NYSE EURONEXT**

Received SEC
NOV - 8 2013
Washington, DC 20549

November 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CITY NATIONAL CORPORATION, Depositary Shares each representing a 1/40th interest in a share of 6.750% Fixed Rate/Floating Rate Non-Cumulative Preferred Stock, Series D, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 7, 2013. Tentative listing date – November 12, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com